Business Combination (Tables)	6 Months Ended
Jun. 30, 2022
Shenzhen Yichong [Member]
Business Combination (Tables) [Line Items]
Schedule of fair value of the identifiable assets acquired and liabilities
	Fair value	Fair value
	RMB	USD
Cash	7,252,052	1,122,073
Other current assets	14,478,000	2,238,141
Plant and equipment	987,482	152,736
Current liabilities	(16,936,210)	(2,619,871)
Net assets of acquirees	5,781,324	893,079
Gain on acquisition	(5,781,318)	(893,078)
Total consideration	6	1

Shanghai Guoyu [Member]
Business Combination (Tables) [Line Items]
Schedule of fair value of the identifiable assets acquired and liabilities
	Fair value	Fair value
	RMB	USD
Copyright	8,955,000	1,383,888
Goodwill	13,283,750	2,052,844
Deferred tax liabilities	(2,238,750)	(345,972)
Total consideration	20,000,000	3,090,760

Pengcheng Keyi [Member]
Business Combination (Tables) [Line Items]
Schedule of fair value of the identifiable assets acquired and liabilities
	Fair value	Fair value
	RMB	USD
Cash	161,638	25,335
Other current assets	1,701,734	266,815
Current liabilities	(1,863,372)	(292,150)
Total consideration	—	—